Intangibles - Customer relationships and related accumulated amortization (Details) - Customer relationships - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 360,000	$ 360,000
Accumulated amortization	(150,999)	(140,411)
Finite-lived intangible assets	$ 209,001	$ 219,589